POSTRETIREMENT BENEFITS - HEALTH CARE AND OTHER POSTEMPLOYMENT BENEFITS	12 Months Ended
Aug. 31, 2013
Compensation and Retirement Disclosure [Abstract]
POSTRETIREMENT BENEFITS - HEALTH CARE AND OTHER POSTEMPLOYEMENT BENEFITS
POSTRETIREMENT BENEFITS — HEALTH CARE AND OTHER POSTEMPLOYMENT BENEFITS
Monsanto-Sponsored Plans
Substantially all regular full-time U.S. employees hired prior to May 1, 2002, and certain employees in other countries become eligible for company-subsidized postretirement health care benefits if they reach retirement age while employed by Monsanto and have the requisite service history. Employees who retired from Monsanto prior to Jan. 1, 2003, were eligible for retiree life insurance benefits. These postretirement benefits are unfunded and are generally based on the employees’ years of service or compensation levels, or both. The costs of postretirement benefits are accrued by the date the employees become eligible for the benefits. Total postretirement benefit costs for Monsanto employees and the former employees included in Monsanto’s Statements of Consolidated Operations in fiscal years 2013, 2012 and 2011, were $9 million, $13 million and $19 million, respectively.
The following information pertains to the postretirement benefit plans in which Monsanto employees and certain former employees of Pharmacia allocated to Monsanto participated, principally health care plans and life insurance plans. The cost components of these plans were:

	Year Ended Aug. 31,
(Dollars in millions)	2013	2012	2011
Service Cost for Benefits Earned During the Period	$9	$10	$10
Interest Cost on Benefit Obligation	6	10	10
Amortization of Prior Service Credit	(1)	(1)	(1)
Amortization of Actuarial Gain	(5)	(6)	—
Total Net Periodic Benefit Cost	$9	$13	$19

The other changes in plan assets and benefit obligations recognized in accumulated other comprehensive loss for the year ended Aug. 31, 2013, and Aug. 31, 2012, were:

	Year Ended Aug. 31,
(Dollars in millions)	2013	2012
Actuarial Gain	$(13)	$(31)
Amortization of Prior Service Credit	1	1
Amortization of Actuarial Gain	5	6
Total Recognized in Accumulated Other Comprehensive Loss	$(7)	$(24)

The following assumptions, calculated on a weighted-average basis, were used to determine the postretirement costs for the principal plans in which Monsanto employees participated:

	Year Ended Aug. 31,
	2013	2012	2011
Discount Rate Postretirement	2.95%	4.30%	4.10%
Discount Rate Postemployment	1.55%	2.20%	2.30%
Initial Trend Rate for Health Care Costs	7.00%	7.00%	7.00%
Ultimate Trend Rate for Health Care Costs	5.00%	5.00%	5.00%

A 7.0 percent annual rate of increase in the per capita cost of covered health care benefits was assumed for 2013. This assumption is consistent with the plans’ recent experience and expectations of future growth. It is assumed that the rate will decrease gradually to 5 percent for 2017 and remain at that level thereafter. Assumed health care cost trend rates have an effect on the amounts reported for the health care plans. A 1 percentage-point change in assumed health care cost trend rates would have the following effects:

(Dollars in millions)	1 Percentage-Point Increase	1 Percentage-Point Decrease
Effect on Total of Service and Interest Cost	$1	$(1)
Effect on Postretirement Benefit Obligation	$4	$(4)

Monsanto uses a measurement date of August 31 for its other postretirement benefit plans. The status of the postretirement health care, life insurance and employee disability benefit plans in which Monsanto employees participated was as follows for the periods indicated:

	Year Ended Aug. 31,
(Dollars in millions)	2013	2012
Change in Benefit Obligation:
Benefit obligation at beginning of period	$215	$250
Service cost	9	10
Interest cost	6	10
Actuarial gain(1)	(13)	(31)
Plan participant contributions	4	4
Medicare Part D subsidy receipts	1	2
Benefits paid	(29)	(30)
Currency Impact	(1)	—
Benefit Obligation at End of Period	$192	$215

(1)	The net actuarial gain in fiscal year 2012 includes gain from the adoption of an Employer Group Waiver Plan design for prescription drug costs of approximately $47 million.
Weighted-average assumptions used to determine benefit obligations as of Aug. 31, 2013, and Aug. 31, 2012, were as follows:

	Year Ended Aug. 31,
	2013	2012
Discount Rate Postretirement	3.95%	2.95%
Discount Rate Postemployment	2.55%	1.55%
Initial Trend Rate for Health Care Costs(1)	6.50%	7.00%
Ultimate Trend Rate for Health Care Costs	5.00%	5.00%

(1)	As of Aug. 31, 2013, this rate is assumed to decrease gradually to 5 percent for 2017 and remain at that level thereafter.
As of Aug. 31, 2013, and Aug. 31, 2012, amounts recognized in the Statements of Consolidated Financial Position were as follows:

	As of Aug. 31,
(Dollars in millions)	2013	2012
Miscellaneous Short-Term Accruals	$22	$23
Postretirement Liabilities	170	192
Total Liability Recognized	$192	$215

Asset allocation is not applicable to the company’s other postretirement benefit plans because these plans are unfunded.
The following table provides a summary of the pretax components of the amount recognized in accumulated other comprehensive loss:

	Year Ended Aug. 31,
(Dollars in millions)	2013	2012
Actuarial Gain	$(42)	$(33)
Prior Service Credit	(2)	(3)
Total	$(44)	$(36)

The estimated net gain and prior service credit for the defined benefit postretirement plans that will be amortized from accumulated other comprehensive gain into net periodic benefit cost over the next fiscal year are $13 million and $1 million, respectively.

Expected Cash Flows
Information about the expected cash flows for the other postretirement benefit plans follows:

(Dollars in millions)	Total
Employer Contributions 2014	$22
Benefit Payments(1)
2014	22
2015	23
2016	23
2017	22
2018	20
2019-2023	83

(1)
Benefit payments are net of expected federal subsidy receipts related to prescription drug benefits granted under the Medicare Prescription Drug, Improvement and Modernization Act of 2003, which are estimated to be $1 million through 2014.

Expected contributions include other postretirement benefits of $22 million to be paid from employer assets in fiscal year 2014. Total benefits expected to be paid include both the company’s share of the benefit cost and the participants’ share of the cost, which is funded by participant contributions to the plan.
Other Sponsored Plans
Other plans are offered to certain eligible employees. There is an accrual of $31 million and $30 million as of Aug. 31, 2013, and Aug. 31, 2012, respectively, in the Statements of Consolidated Financial Position for anticipated payments to employees who have retired or terminated their employment.